WARRANTS (Details) - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Warrants
Warrants, beginning	6,650,000	0
Issued	3,725,000	6,650,000
Exercised	(750,000)
Forfeited	(1,000,000)
Expired	(250,000)	0
Warrants, ending	8,375,000	6,650,000
Weighted average exercise price, beginning	$ 0.54	$ 0
Weighted average exercise price, issued	1.69	0.54
Weighted average exercise price, exercised	0.15
Weighted average exercise price, forfeited	2.00
Weighted average exercise price, expired	.10	0
Weighted average exercise price, ending	$ .93	$ 0.54
Weighted average life remaining, beginning	1 year 4 months 13 days
Weighted average life remaining, issued	1 year 7 months 24 days	1 year 4 months 13 days
Weighted average life remaining, ending	1 year 18 days	1 year 4 months 13 days